Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Original amount:	$ 19,233	$ 19,233
Accumulated amortization:	13,512	11,586
Intangible assets, net	5,721	7,647
Acquired technology [Member]
Schedule of Intangible Assets [Line Items]
Original amount:	10,534	10,534
Accumulated amortization:	6,311	4,856
License [Member]
Schedule of Intangible Assets [Line Items]
Original amount:	1,000	1,000
Accumulated amortization:	400	282
Customer relationships [Member]
Schedule of Intangible Assets [Line Items]
Original amount:	4,717	4,717
Accumulated amortization:	4,081	3,816
Non-competition agreement [Member]
Schedule of Intangible Assets [Line Items]
Original amount:	974	974
Accumulated amortization:	974	974
Software development costs [Member]
Schedule of Intangible Assets [Line Items]
Original amount:	1,320	1,320
Accumulated amortization:	1,320	1,320
Distribution rights [Member]
Schedule of Intangible Assets [Line Items]
Original amount:	688	688
Accumulated amortization:	$ 426	$ 338